Loans - Summary of Changes in Accretable Yields of Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 354,892	$ 356,393	$ 470,811
Acquisition	13,848		24,089
Transfers from nonaccretable difference to accretable yield	25,844	50,743	(59,658)
Accretion	(103,233)	(179,456)	(249,309)
Changes in expected cash flows not affecting nonaccretable differences	(3,700)	127,212	170,460
Balance at end of period	287,651	354,892	356,393
Acquired Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	78,349	76,623	83,834
Acquisition	12,312		1,190
Transfers from nonaccretable difference to accretable yield	4,405	7,849	(11,816)
Accretion	(15,095)	(16,273)	(30,417)
Changes in expected cash flows not affecting nonaccretable differences	(5,722)	10,150	33,832
Balance at end of period	74,249	78,349	76,623
Acquired Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	276,543	279,770	386,977
Acquisition	1,536		22,899
Transfers from nonaccretable difference to accretable yield	21,439	42,894	(47,842)
Accretion	(88,138)	(163,183)	(218,892)
Changes in expected cash flows not affecting nonaccretable differences	2,022	117,062	136,628
Balance at end of period	$ 213,402	$ 276,543	$ 279,770